PREFERRED SHARES AND WARRANTS TO PREFERED SHARES (Schedule of Movements in Three Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Balance	$ 38,853	$ 14,467	$ 19,333
Issuance of Series B preferred shares and warrants to purchase Series B preferred shares		13,178
Conversion of 2016 Convertible Loan and warrants to series B-1 preferred shares and warrant to purchase Series B preferred shares		13,683
Change of conditions of the liability to issue preferred shares and warrants to warrants
Changes in fair value	(684)	(2,475)	(4,866)
Conversion of Preferred shares to Ordinary shares on IPO	(32,621)
Conversion of Warrants to purchase preferred shares to Warrants to purchase ordinary shares on IPO	(5,548)
Balance		38,853	14,467
Preferred shares [Member]
Disclosure of classes of share capital [line items]
Balance	33,455	11,031	13,062
Issuance of Series B preferred shares and warrants to purchase Series B preferred shares		12,980
Conversion of 2016 Convertible Loan and warrants to series B-1 preferred shares and warrant to purchase Series B preferred shares		11,695
Change of conditions of the liability to issue preferred shares and warrants to warrants
Changes in fair value	(834)	(2,251)	(2,031)
Conversion of Preferred shares to Ordinary shares on IPO	(32,621)
Conversion of Warrants to purchase preferred shares to Warrants to purchase ordinary shares on IPO
Balance		33,455	11,031
Warrants to purchase preferred shares and shares [Member]
Disclosure of classes of share capital [line items]
Balance	5,398	3,163	4,117
Issuance of Series B preferred shares and warrants to purchase Series B preferred shares		198
Conversion of 2016 Convertible Loan and warrants to series B-1 preferred shares and warrant to purchase Series B preferred shares		1,988
Change of conditions of the liability to issue preferred shares and warrants to warrants		1,160
Changes in fair value	150	(1,111)	(954)
Conversion of Preferred shares to Ordinary shares on IPO
Conversion of Warrants to purchase preferred shares to Warrants to purchase ordinary shares on IPO	(5,548)
Balance		5,398	3,163
Liability to issue preferred shares and warrants [Member]
Disclosure of classes of share capital [line items]
Balance		273	2,154
Issuance of Series B preferred shares and warrants to purchase Series B preferred shares
Conversion of 2016 Convertible Loan and warrants to series B-1 preferred shares and warrant to purchase Series B preferred shares
Change of conditions of the liability to issue preferred shares and warrants to warrants		(1,160)
Changes in fair value		887	(1,881)
Conversion of Preferred shares to Ordinary shares on IPO
Conversion of Warrants to purchase preferred shares to Warrants to purchase ordinary shares on IPO
Balance			$ 273